SUBSEQUENT EVENTS (Details) £ / shares in Units, $ / shares in Units, £ in Millions	Jun. 05, 2025 USD ($)	Jun. 05, 2025 GBP (£) £ / shares	Mar. 19, 2025 USD ($) $ / shares	Mar. 19, 2025 GBP (£)	Mar. 20, 2025	Mar. 19, 2025 £ / shares	Dec. 31, 2024
Subsequent Event | Pyth Tokens
Subsequent Event [Line Items]
Decline in the price of derivative assets' underlying tokens (percent)					58.00%
Subsequent Event | Incremental term loan | Senior secured term loans
Subsequent Event [Line Items]
Debt instrument, face amount | $			$ 40,000,000
TISEG
Subsequent Event [Line Items]
Preacquisition equity interest in acquiree, percentage		29.46%					29.46%
Payments to acquire businesses, gross	$ 69,700,000	£ 51.5
Business combination, price per share (in dollars per share) | £ / shares		£ 22.50
TISEG | Subsequent Event
Subsequent Event [Line Items]
Payments to acquire businesses, gross			$ 61,900,000	£ 47.6
Foreign currency exchange rate			1.30
Business combination, price per share (in dollars per share) | (per share)			$ 29.25			£ 22.50